Financial assets at FVTOCI - Changes in gross carrying amount of financial assets at FVTOCI (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		₩ 38,126,977
Increase (decrease) in financial assets [abstract]
Ending balance		32,145,758	₩ 38,126,977
Financial assets at fair value through other comprehensive income, category [member]
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		38,126,977	28,948,141	₩ 26,795,161
Increase (decrease) in financial assets [abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		16,108,426	30,522,426	22,970,010
Disposal / Recovery		(21,670,160)	(21,533,360)	(20,530,076)
Gain (loss) on valuation		(669,936)	(213,517)	17,957
Amortization based on effective interest method		41,813	31,641	(12,545)
Others	[1]	208,638	371,646	(292,366)
Ending balance		32,145,758	38,126,977	28,948,141
Financial assets at fair value through other comprehensive income, category [member] | Stage 1
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		38,126,977	28,948,141	26,795,161
Increase (decrease) in financial assets [abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		16,108,426	30,522,426	22,970,010
Disposal / Recovery		(21,670,160)	(21,533,360)	(20,530,076)
Gain (loss) on valuation		(669,936)	(213,517)	17,957
Amortization based on effective interest method		41,813	31,641	(12,545)
Others	[1]	208,638	371,646	(292,366)
Ending balance		32,145,758	38,126,977	28,948,141
Financial assets at fair value through other comprehensive income, category [member] | Stage 2
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		0	0	0
Increase (decrease) in financial assets [abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		0	0	0
Disposal / Recovery		0	0	0
Gain (loss) on valuation		0	0	0
Amortization based on effective interest method		0	0	0
Others	[1]	0	0	0
Ending balance		0	0	0
Financial assets at fair value through other comprehensive income, category [member] | Stage 3
Explanation of changes in gross carrying amount for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		0	0	0
Increase (decrease) in financial assets [abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Acquisition		0	0	0
Disposal / Recovery		0	0	0
Gain (loss) on valuation		0	0	0
Amortization based on effective interest method		0	0	0
Others	[1]	0	0	0
Ending balance		₩ 0	₩ 0	₩ 0

[1]	Others consist of foreign currencies translation, etc.